Investment in Associate - Disclosure of Investment in Associate (Detail) $ in Thousands, $ in Millions		12 Months Ended
	Jun. 06, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of associates and joint ventures [line items]
Beginning Balance		$ 2,562
Amount invested		133	$ 0
Share of losses		(164)	(432)
Ending Balance		882	2,562
Kutcho [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance		2,562	2,994
Amount invested	$ 0.2	133
Share of losses		(164)	(432)
Impairment		(1,649)
Ending Balance		$ 882	$ 2,562